Share-Based Payment (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Dividend yield (%)	0.00%	0.00%	0.00%
Bottom of range [member]
Statement Line Items [Line Items]
Expected volatility of the share prices (%)	78.00%	93.00%	89.00%
Risk-free interest rate (%)	1.92%	2.63%	1.76%
Bottom of range [member]
Statement Line Items [Line Items]
Expected volatility of the share prices (%)	84.00%	95.00%	94.00%
Risk-free interest rate (%)	2.63%	2.88%	2.40%